ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Oct. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Company History

Kheoba Corp. (“KHEOBA Nevada”) was a Nevada corporation and commenced operations in 2021, initially focusing on tourist programs and software sales in Europe. Over time, KHEOBA Nevada expanded its services beyond tourism and now supports clients across multiple industries throughout Europe and Asia.

Change in Organization

During the reporting period, KHEOBA Nevada underwent significant organizational changes. KHEOBA Nevada transitioned its directorship from Mr. Gaga Gvenetadze to Mr. Ka Miew Hon. This change did not affect KHEOBA Nevada’s development-stage status or operational focus but introduced a new marketing strategy, and the associated adjustments in operational premises and commitments.

Strategic Developments

By the end of fiscal year 2024, KHEOBA Nevada established partnerships with a select group of reputable software developers specializing in Enterprise Resource Planning (ERP) and CRM systems. This enabled KHEOBA Nevada to maintain its European client base while pursuing growth in Asian markets, where small-and medium-sized enterprises (SMEs) frequently face challenges securing customized software solutions.

On January 10, 2025, Mr. Tien Seng Tong (the “Investor”) entered into stock purchase agreements to acquire an aggregate of 6,000,000 shares of KHEOBA Nevada’s ordinary shares. This privately negotiated transaction (the “Acquisition”) resulted in the Investor obtaining a controlling 74% equity stake. The Acquisition positioned KHEOBA Nevada to leverage its established European expertise together with the Investor’s client network in Asia.

In February 2025, KHEOBA Nevada established wholly owned subsidiaries in Singapore and Hong Kong to conduct its software consulting business. The Singapore subsidiary, KHOB Pte. Ltd., is of particular strategic importance, serving as the regional headquarters for business development and client engagement in Asia. The Hong Kong subsidiary, KHOB LIMITED, has not commenced operations since its creation in February 2025. Easy Smart Tech Limited, another Hong Kong subsidiary of the Company, was established in April 2025 but has not commenced operations as of October 31, 2025.

Reincorporation Merger

Effective January 12, 2026, KHEOBA Limited (“the Company,” “we,” “our”) completed a merger in accordance with the Agreement and Plan of Merger and Reorganization dated August 17, 2025 (the “Merger Agreement”), by and among the Company, KHEOBA Nevada, and the Company’s wholly-owned subsidiary, KHOB Merge Sub Limited, a British Virgin Islands company (“Merger Sub”), pursuant to which KHEOBA Nevada merged with and into Merger Sub (the “Redomicile Merger”), with Merger Sub continuing as the surviving entity and a wholly-owned subsidiary of the Company. At the effective time of the Redomicile Merger, each outstanding share of KHEOBA Nevada’s ordinary shares, par value $0.001 per share (the “Common Stock”), was converted into the right to receive one Class A ordinary share of the Company (the “Class A Ordinary Shares”). KHEOBA Limited and KHOB Merge Sub Limited were established on May 14, 2025 and May 27, 2025 under the laws of British Virgin Islands (BVI) respectively, and the two companies are established mainly for Redomicile Merger. The diagram below illustrates our corporate structure:

The accompanying consolidated financial statements represent the historical financial statements of KHEOBA Nevada and its subsidiaries prior to the completion of the redomicile merger. The redomicile merger occurred subsequent to October 31, 2025, and accordingly, no adjustments have been made in these consolidated financial statements to reflect the transaction.